Current Maturities of Long Term Loans (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
NIS [Member]
Current maturities		₪ 664
Total | $	$ 664
NIS [Member]
Current maturities			₪ 467
Total			₪ 467
Minimum [Member]
Weighted interest rate	1.75%	1.75%
Maximum [Member]
Weighted interest rate	3.50%	3.50%